Material accounting policies	12 Months Ended
Dec. 31, 2025
Material Accounting Policies
Material accounting policies

4. Material accounting policies

The accounting policies described below have been applied consistently through the years presented in these consolidated financial statements.

a)	Financial instruments

Initial recognition and measurement

Financial assets and liabilities are initially recognized when the Group becomes a party to the contractual terms of the instrument. The Group determines the classification of its financial assets and liabilities at initial recognition and measures a financial asset or financial liability at its fair value plus or minus, in the case of a financial asset or financial liability not at fair value through profit or loss ("FVTPL"), transaction costs that are incremental and directly attributable to the acquisition or issue of the financial asset or financial liability. Transaction costs of financial assets and financial liabilities carried at fair value through profit or loss are expensed in profit or loss. Immediately after initial recognition, an expected credit loss ("ECL") is recognized for financial assets measured at amortized cost and investments in debt instruments measured at fair value through other comprehensive income ("FVTOCI"), if any.

Classification and subsequent measurement

Financial assets and financial liabilities are classified as FVTPL where there is a requirement to do so or where they are otherwise designated at FVTPL on initial recognition. Financial assets and financial liabilities which are required to be held at FVTPL include:

•	Financial assets and financial liabilities held for trading;
•	Debt instruments that do not solely have payments of principal and interest ("SPPI") characteristics. Otherwise, such instruments must be measured at amortized cost or FVTOCI; and
•	Equity instruments that have not been designated as held at FVTOCI.

Financial assets and financial liabilities are classified as held for trading if they are derivatives or if they are acquired or incurred mainly for the purpose of selling or being repurchased in the near-term, or form part of a portfolio of financial instruments that are managed together and for which there is evidence of short-term profit-taking.

In certain circumstances, other financial assets and financial liabilities are designated at FVTPL where this results in the more relevant information. This may arise because it significantly reduces a measurement inconsistency that would otherwise arise from measuring assets or liabilities or recognizing the gains or losses on them on a different basis, where the assets and liabilities are managed and their performance evaluated on a fair value basis or, in the case of financial liabilities, where it contains one or more embedded derivatives which are not closely related to the host contract.

The classification and measurement requirements for financial asset debt and equity instruments and financial liabilities are set out below.

Financial assets - debt instruments

Debt instruments are those instruments that meet the definition of financial liability from the issuer's perspective, such as loans and government and corporate bonds.

The classification criteria and subsequent measurement for financial assets depends on the business model for their management and the characteristics of their contractual flows. The business models refer to the way in which the Group manages its financial assets to generate cash flows. In this definition, the following factors are taken into consideration, among others:

•	How key management assess and report on the performance of the business model and the financial assets held in the business model;
•	The risks that affect the performance of the business model (and the financial assets held in the business model) and, specifically, the way in which these risks are managed; and
•	The frequency and volume of sales in previous years, as well as expectations of future sales.

Depending on these factors, the asset can be measured at amortized cost, at fair value with changes in other comprehensive income, or at fair value with changes through profit or loss.

Business model: The business model reflects how the Group manages the assets to generate cash flows and, specifically, whether the Group’s objective is solely to (i) collect the contractual cash flows from the assets or (ii) is to collect both the contractual cash flows and cash flows arising from the sale of the assets. If neither of these is applicable, such as where the financial assets are held for trading purposes, then the financial assets are classified as part of an "other” business model and measured at FVTPL. To assess business models, the Group considers risks that affect the performance of the business model; how the managers of the business are compensated; and how the performance of the business model is assessed and reported to Management.

When a financial asset is subject to business models (i) and (ii), the application of the SPPI test is required, as explained below.

Solely Payments of Principal and Interest – SPPI test: Where the business model is to hold assets to collect contractual cash flows or to collect contractual cash flows and sell, the Group assesses whether the assets’ cash flows represent SPPI. In making this assessment, the Group considers whether the contractual cash flows are consistent with a basic loan arrangement (i.e., interest includes only consideration for the time value of money, credit risk, other basic loan risks, and a profit margin that is consistent with a basic loan arrangement). Where the contractual terms introduce exposure to risk or volatility that is inconsistent with a basic loan arrangement, the related asset is classified and measured at FVTPL. Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are SPPI.

Based on these factors, the Group classifies its instruments into one of the following measurement categories.

Amortized cost:

Financial assets that are held for collection of contractual cash flows where those cash flows represent SPPI, and that are not designated at FVTPL, are measured at amortized cost. The carrying amount of these assets is adjusted by any ECL recognized and measured. Interest income from these financial assets is included in the statement of income using the effective interest rate method. When estimates of future cash flows are revised, the carrying amount of the respective financial assets or financial liabilities is adjusted to reflect the new estimate discounted using the original effective interest rate. Any changes are recognized in the statement of income.

FVTOCI:

Financial assets that are both held for collection of contractual cash flows, where those cash flows represent SPPI, and for sale, depending on the Group's best interests, which are not designated at FVTPL, are measured at fair value through other comprehensive income ("FVTOCI"). The carrying amount of these assets is adjusted by any ECL recognized and measured. Interest income from these financial assets is included in the statement of comprehensive income using the effective interest rate method.

FVTPL:

Financial assets that do not meet the criteria for amortized cost or FVTOCI are measured at FVTPL. A gain or loss on a debt instrument that is subsequently measured at FVTPL, including any debt instruments designated at fair value, is recognized in profit or loss, and presented in the statement of income in the period in which it arises.

The Group reclassifies financial assets when and only when its business model for managing those assets changes. The reclassification takes place from the start of the first period following the change.

Classification of financial assets for presentation purposes

Financial assets are classified by nature into the following items in the consolidated statements of financial position:

•	Cash and cash equivalents;
•	Securities;
•	Derivatives;
•	Compulsory and other deposits at central banks;
•	Credit card receivables and loans to customers;
•	Other financial assets;
•	Other receivables.

Financial liabilities

Financial liabilities are initially classified into the various categories used for management and measurement purposes, unless they must be presented as liabilities associated with non-current assets held for sale or they relate to hedging derivatives or changes in the fair value of hedged items in portfolio hedges of interest rate risk, which are reported separately.

Financial liabilities are included for measurement purposes in one of the following categories:

•	Financial liabilities held for trading (at FVTPL): this category includes financial liabilities incurred for the purpose of generating a profit in the near term from price fluctuations of these liabilities and financial derivatives not designated as hedging instruments.
•	Financial liabilities designated at FVTPL: financial liabilities are included in this category when such liabilities provide more relevant information, either because this eliminates or significantly reduces recognition or measurement inconsistencies (accounting mismatches) that would otherwise arise from measuring assets or liabilities or recognizing the gains or losses on them on different bases, or because a group of financial liabilities or financial assets and liabilities is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy, and information about the group is provided on that basis to the Group’s key management personnel. Liabilities may only be included in this category on the date when the liabilities incurred or originated. This classification is applied to derivatives, financial liabilities held for trading, and other financial liabilities designated as such at initial recognition. Gains or losses on financial liabilities designated at fair value through profit or loss are presented partially in other comprehensive income (the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability) and partially in the statement of income (the remaining amount of change in the fair value of the liability).
•	Financial liabilities at amortized cost: financial liabilities, irrespective of their instrumentation and maturity, not included in any of the above-mentioned categories which arise from the ordinary borrowing activities carried on by financial institutions.

Classification of financial liabilities for presentation purposes

Financial liabilities are classified by nature into the following items in the consolidated statements of financial position:

•	Derivatives;
•	Repurchase agreements;
•	Deposits;
•	Payables to network;
•	Borrowings and financing, and securitized borrowings.

Expected credit loss of financial assets

The Group recognizes an allowance for expected credit loss ("ECL") for all financial assets and specific off-balance sheet exposures such as undrawn credit limits.

The ECL measurement reflects an unbiased and probability-weighted amount that is determined by evaluating historical portfolio behavior, different economic scenarios and the time value of money.

The Group applies a three-stage model based on changes in credit quality since initial recognition to determine whether the ECL should be measured based on 12-month expected losses or lifetime expected losses. These assessments are performed on a collective basis, grouping financial instruments with shared credit risk characteristics.

The Group calculates different provisions for the financial instruments classified into:

•	Stage 1 - no significant increase in credit risk;
•	Stage 2 - significant increase in credit risk (“SICR”) since initial recognition; and
•	Stage 3 - credit impaired.

Based on these concepts, Nu’s approach was to calculate ECL through the probability of default ("PD"), exposure at default ("EAD") and loss given default ("LGD") methodology.

Definitions of stages

Stage 1 definition – no significant increase in credit risk

All receivables not classified in stages 2 and 3.

Stage 2 definition – significant increase in credit risk subsequent to recognition

The Group utilizes two guidelines for determining stage 2:

(i)	absolute criteria: the financial asset is more than 30 (thirty) days but less than 90 (ninety) days in arrears; or
(ii)	relative criteria: in addition to the absolute criteria, the Group analyzes monthly the evolution of the risk of each financial instrument, comparing the current risk assessment of the counterparty with the one given at the moment of recognition of the financial asset. The risk assessment considers the probability of default (PD) of the financial instrument in both for the purpose of determining whether a risk increase deemed significant has occurred.

A cure criteria is adopted for stage 2, evaluating if the financial asset no longer meets the significant increase in credit risk criteria as stated above.

Stage 3 definition – credit impaired

Stage 3 definition follows the definition of default:

(i)	The financial asset is more than 90 (ninety) days in arrears; or
(ii)	There are indications that the financial asset will not be fully paid without a collateral or financial guarantee being triggered.

Indication that an obligation will not be fully paid includes forbearance of financial instruments that implies advantages being granted to the counterparty following deterioration in the credit quality of the counterparty (debt restructuring), in addition to other qualitative criteria, such as bankruptcy.

The Group also assumes a cure criteria for stage 3, establishing a probation period required to revert the condition of the impaired asset, enabling migration to prior stages.

Lifetime definition

The maximum period over which expected credit losses shall be measured is the maximum contractual period over which the entity is exposed to credit risk. For loan commitments, this is the maximum contractual period over which an entity has a present contractual obligation to extend credit. Thus, for the installments-based facilities, the lifetime is straightforward, being equal to the number of months when remaining loan installments are possible to be defaulted on.

However, the credit card includes both a loan and an undrawn commitment component and does not have a fixed term or repayment structure. Thus, the period over which to measure expected credit losses are based on historical information and experience about the length of time for related default to occur on similar financial instruments following a significant increase in credit risk.

In turn, a study was conducted for the stage 2 credit cards portfolio tracking over a time period to measure how long it takes for the cumulative default rate to stabilize, understanding this as the moment the entity is not expected to be exposed to credit risk.

Forward-looking – macroeconomic scenarios

The Group calculates the ECL considering the current and future macroeconomic environment. The macroeconomic forecasts are based on average market expectations for the main countries the Group operates in and include the variables GDP (Growth Domestic Product), inflation, unemployment, and basic interest rate. These forecasts are monitored by the Group.

The Group builds models with upside and downside scenarios, which are based on the relationships observed historically with changes in credit risk. The Group determines the weightings of the scenarios by analyzing the macroeconomic forecasts and how they relate to the current environment. The weighting of scenarios depends on the Group’s expectations regarding the likelihood of each scenario to occur. The weighting is re-assessed quarterly and reviewed whenever there is a substantial change in the economic environment that causes the macroeconomics outlooks’ expectation to be revised.

The weights and their severity are factored into the estimation of the ECL final result. Management believes that this methodology allows a timelier response to changes in macroeconomic trends.

Measuring ECL

The final ECL is calculated using the following parameters:

•	Probability of default (PD): is the likelihood that a receivable will reach default in a specific time period. For stage 1 customers, PDs are calculated for the next 12-month period, while for stage 2, the calculation is done through the lifetime of the instrument. For stage 3, PD is considered to be 100% since the credit has already defaulted.
•	Exposure at default (EAD): the discounted balance that, in the event of a default, a customer is expected to have. For revolving facilities, it is a function of the customer’s current limit (total credit exposure) and the expected limit utilization percentage at the moment of default. The expected limit utilization is driven by different customer behavior. In contrast, the EAD of a product is the expected balance value at default after considering the repayments behavior.
•	Loss given default (LGD): the percentage expected not to be recovered from a defaulted balance. This ratio represents the present value of all recoveries, adjusted for collections costs, divided by the defaulted balances.
•	Discount rate: it is the average effective interest rate obtained by using historical data.

The parameters mentioned above are segmented in homogeneous risk groups, determined by internal scoring models, relying on, among others, customer behavioral information, internal and external, including delinquency and credit utilization.

Governance around ECL

The Group’s Credit Risk Team is responsible for the ECL methodology. Monthly results are monitored and discussed in appropriate forums involving credit businesses and finance teams.

The Group assesses the performance of ECL estimations through the following methods:

•	Backtesting: comparing the model’s predictions at prior reference dates allows the Group to evaluate how the models’ predictions at those dates have paired with actual data, with the goal of evaluating the accuracy of the ECL underlying models.
•	Coverage duration: the Group analyzes the number of months it is covered for actual credit losses with the existing ECL of a given cohort.

Presentation of ECL in the consolidated statement of financial position

The ECL is presented in the consolidated statement of financial position as a deduction from the gross carrying amount of the assets. Any excess of the ECL over the gross amount is presented as a provision in “Other liabilities”.

Write-off

The Group directly reduces the gross carrying amount of a financial asset when it has no reasonable expectation of recovering it in its entirety or a portion thereof. For unsecured loans, a write-off is taken when all internal avenues of collecting the debt have been exhausted, and the debt is handed over to external collection agencies or the Group has no reasonable expectation of recovering further amounts. All balances are written-off and are subject to enforcement activity. Contact is made with customers with the aim of achieving a realistic and sustainable repayment arrangement.

Recoveries

Recoveries of credit losses are registered as an income, offset against credit losses, and classified in the consolidated statements of income as “Expected credit loss”.

Modifications of financial assets

The factors used by the Company to determine whether there is a substantial modification of a contract are: evaluation if there is a renegotiation that is not part of the original contractual terms, change to contractual cash flows and significant extensions of the term of the transaction due to the debtor's financial constraint and significant changes to the interest rate, among others.

The major modifications in the Company’s financial assets correspond to changes in contractual cash flows when credit card receivables are modified to receivables in installments or changes in the installments profile in loans to customers. These modifications result from commercial restructuring activity or due to the credit risk of the borrower, an assessment must be performed to determine whether the terms of the new agreement are substantially different from the terms of the existing agreement. This assessment considers both the change in cash flows arising from the modified terms as well as the change in overall instrument risk profile.

Where terms are substantially different, the existing receivable will be derecognized and a new one will be recognized at fair value, with any difference in valuation recognized immediately within the statement of income, subject to observability criteria. Where terms are not substantially different, the receivables carrying value will be adjusted to reflect the present value of modified cash flows discounted at the original effective interest rate, with any resulting gain or loss recognized immediately within the statement of income.

For ECL purposes, any modification that implies a forbearance will be recognized as stage 3. A forbearance implies advantages being granted to the counterparty due to a deterioration in the credit quality of the counterparty. For this definition, the following are considered advantages (i) any material discounts applied to the current obligation and (ii) changes in prices that do not represent the customer credit risk profile.

Derivatives

Derivatives are contracts or agreements the value of which is derived from one or more underlying indexes or asset values inherent in the contract or agreement, which require little or no initial net investment and are settled at a future date. Transactions are undertaken in interest rate, cross-currency, and other index related swaps and forwards.

Derivatives are held for risk management purposes and are classified as held for trading unless designated as being in a hedge accounting relationship. Derivatives are recognized initially at cost (on the date on which a derivative contract is entered into) and are subsequently re-measured at its fair value. Fair values of exchange-traded derivatives are obtained from quoted market prices. Fair values of over-the-counter derivatives are estimated using valuation techniques, including discounted cash flow and option pricing models.

A derivative contract is presented as an asset or as a liability according to its fair value at the reporting date, except where netting is permitted. The method of recognizing fair value gains and losses depends on whether derivatives are held for trading or are designated as hedging instruments and, if the latter, the nature of the risks being hedged. Gains and losses from changes in the fair value of derivatives held for trading are recognized in the consolidated statements of income and included within “Interest income and gains net of losses on financial instruments”.

Hedge accounting

The Group applies hedge accounting to represent the economic effects of its risk management strategies. At the time a financial instrument is designated as a hedge (i.e., at the inception of the hedge), the Group formally documents the relationship between the hedging instrument(s) and hedged item(s), its risk management objective and strategy for undertaking the hedge. The documentation includes the identification of each hedging instrument and the respective hedged item, the nature of the risk being hedged and how the hedging instrument’s effectiveness in offsetting the exposure to changes in the hedged item’s fair value attributable to the hedged risk is to be assessed. Accordingly, the Group formally assesses, both at the inception of the hedge and on an ongoing basis, whether the hedging derivatives have been and will be highly effective in offsetting changes in the fair value attributable to the hedged risk during the period that the hedge is designated.

A hedge is usually regarded as highly effective if, at inception and throughout its life, the Group can expect, and actual results indicate, that changes in the fair value or cash flow of the hedged items are effectively offset by changes in the fair value or cash flow of the hedging instrument. If, at any point, it is concluded that it is no longer highly effective in achieving its documented objective, hedge accounting is discontinued.

Where derivatives are held for risk management purposes, and when transactions meet the required criteria for documentation and hedge effectiveness, the derivatives may be designated as either: (i) hedges of the change in fair value of recognized assets or liabilities or firm commitments (fair value hedges); (ii) hedges of the variability in highly probable future cash flows attributable to a recognized asset or liability, or a forecast transaction (cash flow hedges); or (iii) a hedge of a net investment in a foreign operation (net investment hedges). The Group applies cash flow hedge accounting in the Nu Holdings standalone, and its subsidiary Nu Pagamentos that are exposed to foreign currency risk (dollar and euro) on forecast transactions, as described below.

(i) Cash flow hedge accounting - The effective portion of changes in the fair value of qualifying cash flow hedges are recognized in other comprehensive income in the cash flow hedge reserve. The gain or loss relating to the ineffective portion is recognized immediately in the statement of income. Amounts accumulated in equity are reclassified to the statement of income in the periods in which the hedged item affects profit or loss. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized in the statement of income when the forecast transaction is ultimately recognized in the statement of income. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the statement of income. The Group is exposed to foreign currency risk on forecast transactions, mainly expenses related to the cost of services, administrative expenses, and intercompany expenses.

(ii) Hedge of corporate and social security taxes over share-based compensation - The Group's hedge strategy is to cover the future cash disbursement related to highly probable future transactions and accrued liabilities for corporate and social security taxes on Restricted Stock Units (RSU) vesting or Stock Options (SOP) exercise from the variation of the Company's share price volatility. The derivatives used to cover the exposure are total return swaps ("TRS") in which one leg is indexed to the Company's stock price and the other leg is indexed to Secured Overnight Financing Rate ("SOFR") plus spread. The stock fixed at the TRS is a weighted average price. The hedge was entered by Nu Holdings and therefore there is no income tax effect.

The Group applies the cash flow hedge for the hedge structure hereby replacing market risk by interest rate risk. The effectiveness assessment is performed monthly by (i) assessing the economic relationship between the hedged item and the hedging instrument; (ii) monitoring the credit risk impact in the hedge effectiveness; and (iii) maintaining or updating the hedging ratio. Given the possibility of forfeiture impacting the future cash forecast of the employee benefit plan, the Group under hedges the exposure to reduce the risk of ineffectiveness. The derivative fair value is measured substantially based on the stock price which is also used in the measurement of the provision or payable for corporate and social security taxes, therefore there is no expectation for a mismatch to exist between the hedged item and hedging instrument at maturity other than the SOFR.

(iii) Fair value hedge - The Group is exposed to interest rate risk on its portfolio of certain fixed-rate government bonds classified as securities measured at a fair value through other comprehensive income and amortized cost. To manage changes in the fair value of these bonds arising from market interest rate movements, the Group enters into Interest Rate Swaps (IRS) that converted the fixed returns of the bonds into floating rates aligning the yield profile of the securities with the Group’s risk management strategy.

The Group applies fair value hedge accounting to these government bonds. Under this strategy, the carrying amount of the hedged item is adjusted for changes in fair value attributable to the interest rate risk, with the gain or loss recognized in statements of income, where it offsets the fair value movements of the Interest Rate Swaps.

Effectiveness of the hedging is assessed periodically. The Group compares the changes in the fair value of the interest rate swaps with the changes in the fair value of the government bonds attributable to the hedged risk and ensures that the critical terms of the hedging instruments and the hedged items (such as notional amounts, maturity dates, and payment frequencies) are closely aligned. Subsequent assessments of effectiveness are performed to verify that the hedging relationship remains effective throughout its duration. Sources of ineffectiveness may include basis risk, differences in interest rate curves, and potential timing differences in the settlement of the instruments.

Offsetting financial assets and liabilities

Financial asset and liability balances, including derivatives, are offset (i.e., reported in the statements of financial position at their net amount) only if the Group entities have a legally enforceable right to set off the recognized amounts and intend either to settle on a net basis, or to realize the asset and settle the liability simultaneously. The Group has not offset financial assets or liabilities.

a)	Fair value

Fair value is defined as the price that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value accounting guidance provides a three-level fair value hierarchy for classifying financial instruments. This hierarchy is based on the markets in which the assets or liabilities trade and whether the inputs to the valuation techniques used to measure fair value are observable or unobservable. The fair value measurement of a financial asset or liability is assigned a level based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are described below:

•	Level 1: Valuation is based on quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: Valuation is based on observable market-based inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
•	Level 3: Valuation is generated from techniques that use significant assumptions, not observable in the market. Valuation techniques include pricing models, discounted cash flow methodologies, or similar techniques.

The degree of management judgment involved in determining the fair value of a financial instrument is dependent upon the availability of quoted prices in active markets or observable market parameters. When quoted prices and observable data in active markets are not fully available, management judgment is necessary to estimate fair value.

Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist, Black-Scholes pricing model and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. The availability of observable market prices and model inputs reduces the need for management judgment and estimation and also reduces the uncertainty associated with determining fair values.

Changes in market conditions, such as reduced liquidity in the capital markets or changes in secondary market activities, may reduce the availability and reliability of quoted prices or observable data used to determine fair value.

Significant judgment may be required to determine whether certain financial instruments measured at fair value are classified as Level 2 or Level 3. In making this determination, the Group considers all available information that market participants use to measure the fair value of the financial instrument, including observable market data, and Group’s understanding of the valuation techniques and significant inputs used. Based upon the specific facts and circumstances of each instrument or instrument category, judgments are made regarding the significance of the Level 3 inputs to the instruments’ fair value measurement in its entirety. If Level 3 inputs are considered significant, the instrument is classified as Level 3. The process for determining fair value using unobservable inputs is generally more subjective and involves a high degree of management judgment and assumptions.

The Group has in place controls to ensure that the fair value measurements are appropriate and reliable, including review and approval of new transaction types, price verification, and review of valuation judgments, methods, models, process controls, and results.

The financial instruments measured at fair value at the reporting date by the level in the fair value hierarchy are disclosed in note 29.

b)	Accounting for acquisitions

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date at fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value, if any, or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

The Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances, and pertinent conditions as at the acquisition date.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as equity is not re-measured and its subsequent settlement is accounted for within equity.

c)	Revenue recognition

Interest income and gains net of losses on financial instruments

Interest income on loans, credit card operations (revolving and interest-bearing installment transactions) and short-term investments are calculated using the effective interest method, which allocates interest, and direct and incremental fees and costs over the expected lives of the assets. For the revolving balances, the interest is calculated from the due date of the credit card bill that was not fully paid. Gains (losses) on financial instruments comprises the changes in fair value recognized in the statement of income.

Fee and commission income

Fee and commission income are shown net of federal revenue taxes. The underlying principle applied in revenue recognition is to recognize revenue as the Group transfers goods or services to customers at an amount that the Group expects to be entitled to in exchange for those goods or services.

i)	Credit and prepaid card income

Credit and prepaid card income represent revenues to authorize and provide settlement on credit and prepaid card transactions processed through the Mastercard networks and are determined as a percentage of the total payment processed. Credit and prepaid card income, net of Rewards revenues, are recognized and measured upon recognition of the transaction with the interchange networks, when performance obligation is considered satisfied. The interchange rates agreed with Mastercard are fixed and are dependent on the segment of each merchant. Amount due from Mastercard related to the interchange income is withheld from the amount to be paid to Mastercard. Additionally, there are revenues recognized from performance-linked contracts, including incentive mechanisms linked to prepaid and credit transaction volume performance and other performance obligations. These revenues are recognized on a straight-line basis until all performance obligations have been satisfied.

(ii) Late fees

Late fees are revenues related to fees over late installments, which are charges imposed by a lender or service provider when the customer or borrower fails to make a payment by the designated due date outlined in their agreement.

Late Fees are directly associated with products such as credit cards or loans. The revenue from these services provided to customers is accounted for under service revenue due to factors such as the existence of a contract and the transfer of service to the customer. Additionally, late fees are based on a fixed amount (based on a fixed rate incurred on the value of the installment) associated with these services provided.

Fee and commission income are shown net of federal revenue taxes.

d)	Cash and cash equivalents

Cash and cash equivalents include (i) bank deposits in local institutions and abroad and highly liquid short-term investments with original maturities up to 90 days, convertible into a known amount of cash, subject to insignificant risk of change in value and used for cash management of short-term commitments and not for investment and financing purposes; and (ii) balances with central banks which are part of the Group’s liquidity management activities.

e)	Credit card receivables

Credit card receivables are reported at their amortized cost, net of the expected credit loss (ECL).

Chargebacks refer to the amounts disputed by clients generally due to fraud transactions on the Mastercard network process. Losses are recorded based on the estimated amount expected to be reduced from the Group’s client’s receivables when the event impacting the client occurred on activities that the Group is responsible for on the referred network.

f)	Loans to customers

Loans to customers are related to Nu’s unsecured and secured loan products. Loans are reported at the amortized cost, which is the outstanding principal balance, adjusted for any unearned income, unamortized deferred fees and costs, unamortized premiums and discounts, and charge-offs. Loans are reported net of the estimated uncollectible amount (loan ECL).

g)	Compulsory and other deposits at central banks

Compulsory deposits and reserves are the amount required by the Central Banks based on the amount of deposits from customers held by Nu or to support instant payments operations.

h)	Leasing

The Group as a lessee

For any new contracts entered on or after January 1, 2019, the Group considers whether a contract is, or contains a lease. A lease is defined as “a contract, or part of a contract, which conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration.” To apply this definition, the Group assesses whether the contract meets three criteria, which are whether:

•	the contract contains an identified asset, which is either explicitly identified in the contract or implicitly specified by being identified at the time the asset is made available to the Group;
•	the Group has the right to obtain all the economic benefits from use of the identified asset throughout the period of use substantially, considering its rights within the defined scope of the contract; and
•	the Group has the right to direct the use of the identified asset throughout the period of use. The Group assesses whether it has the right to direct ‘how and for what purpose’ the asset is used throughout the period of use.

The Group recognizes lease liabilities as those which correspond to the total future payment at present value of the future lease payments with a discounted rate and a right-of-use assets, measured initially at cost value.

Subsequently, the asset is reduced by the accumulated depreciation and any impairment losses or re-measurement, when applicable. The liability is reduced by the payments made and by the interest on the payment flows.

The accumulated depreciation and impairment losses are classified as "General and administrative expenses" in the consolidated statement of income.

Measurement and recognition of leases as a lessee

At the lease commencement date, the Group recognizes a right-of-use asset and a lease liability on the balance sheet. The right-of-use asset is measured at cost, which is comprised of the initial measurement of the lease liability, any initial direct costs incurred by the Group, an estimate of any costs to dismantle and remove the asset at the end of the lease, and any lease payments made in advance of the lease commencement date (net of any incentives received).

The Group depreciates the right-of-use assets on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The Group also assesses the right-of-use asset for impairment when such indicators exist.

At the commencement date, the Group measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the interest rate implicit in the lease if that rate is readily available or the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability are made up of fixed payments (including in substance fixed), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee, and payments arising from options reasonably certain to be exercised.

Subsequent to initial measurement, the liability will be reduced for payments made and increased for interest. It is re-measured to reflect any reassessment or modification, or if there are changes on in-substance fixed payments.

When the lease liability is re-measured, the corresponding adjustment is reflected in the right-of-use asset, or profit and loss if the right-of-use asset is already reduced to zero.

The Group has elected to account for short-term leases and leases of low-value assets using the practical expedients. Instead of recognizing a right-of-use asset and lease liability, the payments in relation to these are recognized as an expense in profit or loss on a straight-line basis over the lease term.

i)	Investments in associates

Associates are companies in which Nu has a significant influence, but not control, characterized by representation on the Board of Directors, participation in decisions about dividends or other distributions and provision of essential technical information.

Investments in associates are accounted for under the equity method, that is, initially recognized at cost, including transaction costs, and the carrying amount is subsequently increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition.

j)	Property, plant and equipment and intangible assets

Property, plant, and equipment are measured at historical cost less accumulated depreciation. Cost includes expenditures that are directly attributable to the acquisition of the asset and are depreciated from the date they are available for use. Depreciation is calculated to amortize the cost of items of property, plant, and equipment less their estimated residual values using the linear method based on the useful economic life of the items and is reviewed annually and adjusted prospectively if appropriate.

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Intangible assets, including software and other assets, are recognized if they arise from contractual or other legal rights or if they are capable of being separated or divided from the Group and sold, transferred, licensed, rented, or exchanged. Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives and are annually evaluated for impairment, or whenever events or changes in circumstances indicate the existence of an impairment.

Directly attributable expenditures related to internally generated intangible assets, mainly related to the development of new features and/or products, are capitalized from the date on which the entity demonstrates, among others, its technical feasibility, intention to complete, ability to use and can reasonably demonstrate probable future economic benefits.

Expenditures for improvements in third-party real estate are amortized over the term of the property lease.

The useful life of property, plant, and equipment and intangible assets items are as follows:

Furniture and other office equipment	10 years
Computer equipment	5 years
Software and internally developed assets	5 years

Intangible assets arising from business combinations have specific useful lives, determined during purchase price allocation procedures.

k)	Goodwill

Goodwill is initially measured at cost, and is the excess of the aggregate of the consideration transferred and the amount recognized for any non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

Goodwill is not amortized but is tested for impairment annually or more frequently if adverse circumstances indicate that it is more likely than not that the carrying amount exceeds its fair value. These indicators could include a sustained, significant decline in the Company’s stock price, a decline in expected future cash flows, significant disposition activity, a significant adverse change in the economic or business environment, and the testing for recoverability of a significant asset group, among others.

l)	Impairment of non-financial assets

Impairment of non-financial assets occur annually, or more frequently when events or changes in circumstances dictate, property, plant and equipment and intangible assets with a defined useful life are assessed for indicators of impairment. If indications are present, these assets are subject to an impairment review.

The carrying values of property, plant and equipment, goodwill and other intangible assets are written down by the amount of any impairment and the loss is recognized in the statement of income in the period in which it occurs. A previously recognized impairment loss relating to property, plant and equipment and intangible assets may be reversed in part or in full when a change in circumstances leads to a change in the estimates used to determine the property, plant, and equipment and intangible assets recoverable amount. The carrying amount of the property, plant and equipment and intangible assets will only be increased up to the amount that would have been had the original impairment not been recognized.

m)	Other assets

Other assets include the amount of assets not recorded in other items, including prepaid expenses and deferred expenses. Deferred expenses are mostly related to certain issuance costs incurred on the credit and prepaid card operations, such as embossing and shipping costs, among others. Card issuance costs are amortized over the card's expected life, adjusted for any cancellations.

n)	Deposits

Corresponds to amounts deposited by customers mainly in:

(i)	Nubank's prepaid accounts, NuAccount;
(ii)	Bank Receipt of Deposits ("RDB"). The amounts deposited by customers in these modalities can be used as a financing source for the Group’s operation and may or may not be invested in government securities;
(iii)	Time deposits;
(iv)	Bank certificate of deposit ("CDB”); and
(v)	Other deposits.

For those deposits, the interest expense is recognized using the effective interest rate method.

o)	Payables to network

Payables to networks correspond to financial liabilities recognized at amortized cost to be paid through clearing houses to the credit card brand Mastercard and to other clearing houses that are also part of the credit card network.

p)	Borrowings and financing

Correspond to borrowings obtained with third parties that are initially recognized at cost and subsequently at amortized cost using the effective interest rate.

q) Deferred income

Primarily comprises revenues related to the rewards program which is initially apportioned, from the interchange and reward fees charged to customers, in accordance with the relative stand-alone selling prices of the performance obligation assumed. The revenues apportioned are recorded as deferred income until it is recorded in the income statement when the performance obligation is satisfied. Deferred income also contains amounts related to the rewards fees which are paid annually or monthly by customers until they are earned by the Group and are included on the rewards revenue apportion calculation.

The Group evaluates the deferred income amount and the assumptions based on developments in redemption patterns, changes to the terms and conditions of the rewards program and other factors.

r)	Provisions and contingent assets and liabilities

Provisions are recognized to cover present obligations at the reporting date arising from past events which could give rise to a loss for the Group, which is considered probable to occur and certain as to its nature but uncertain as to its amount and/or timing.

Contingent liabilities are possible obligations that arise from past events in which existence will be confirmed only by the occurrence or non-occurrence of one or more future events not wholly within the control of the Group. Contingent liabilities also include possible obligations of the Company and its subsidiaries for which it is not probable that an outflow of resources embodying economic benefits will be required to settle them and, therefore, the Group does not recognize a liability. Instead, the Group discloses in the financial statements the contingent liability, unless the possibility of an outflow of resources embodying economic benefits is remote.

Contingent assets are possible assets that arise from past events in which existence will be confirmed only by the occurrence or non-occurrence of one or more future events not wholly within the control of the Group. Contingent assets are not recognized in the consolidated statement of financial position or in the consolidated statement of income, but rather are disclosed in the notes, provided that it is probable that these assets will give rise to an increase in resources embodying economic benefits.

The consolidated financial statements include all the material provisions with respect to which it is considered that it is probable to occur and to be settled. Provisions are quantified on the basis of the best information available on the consequences of the event giving rise to them and are reviewed and adjusted at each reporting period and are fully or partially reversed when such obligations cease to exist or are reduced.

s)	Provisions and contingent liabilities

The Company and its subsidiaries are subject to certain court and administrative proceedings arising from the ordinary course of their operations. Those proceedings are classified according to their likelihood of loss as:

•	Probable: liabilities are recognized in the consolidated statements of financial position as “Provisions and contingent liabilities”;
•	Possible: disclosed in the financial statements, but for which no provision is recognized; and
•	Remote: require neither provision nor disclosure in the financial statements.

For civil cases, the Company has a methodology for calculating provisions on a collective basis, estimating the probable losses. These estimates are based on the Group statistical evaluation of information related to lawsuits filed against the Company, considering the historical average costs per case closed in the last 12 months, and the average cost is applied to each of the ongoing cases in our portfolio of similar cases.

The amount of judicial deposits is adjusted in accordance with current legislation and recognized in the other assets.

t)	Other liabilities

Other liabilities include the balances of any other liabilities not included in other categories.

u)	Share premium reserve

Share premium is the difference between the fair value of the consideration receivable for the issue of shares and the nominal value of the shares. The share premium account can only be used for limited purposes.

v)	Share-based payments

The Group maintains a long-term incentive plan, structured through grants of Stock Options (“SOPs”), Restricted Stock Units (“RSUs”) and awards linked to market conditions ("Awards"). Since 2020, employee incentives have been granted solely through the receipt of common stock (Restricted Stock Units - "RSUs") after the vesting period. The objective is to provide to the Group's employees the opportunity to become shareholders of the Company, creating greater alignment of the interests of key employees with those of shareholders and allowing the Group to attract and retain key employees. These share-based payments are classified as equity-settled share-based payment transactions.

Share-based payments expenses are recorded based on the fair value at the grant date. Following the Initial Public Offering ("IPO") that took place in December 2021, the fair value is determined based on the publicly traded share price. The fair values of SOPs, RSUs and Awards granted are recognized as an expense over the period in which they vest for SOP and RSUs or expected to vest for Awards. The vesting requirements are basically related to the passage of time for SOPs and RSUs and market conditions and passage of time for Awards. The Group recognizes the expenses considering the individual vesting tranches of the SOPs and RSUs.

The Group revises its estimate of the number of SOPs and RSUs that will vest based on the historical experience at each reporting period. The Group recognizes the impact of the revision to original estimates, if any, in the statement of income and the accumulated loss reserve in equity. The Awards' expected vesting period is not subsequently revised, and the expenses are recorded irrespective of whether that market condition is satisfied.

w)	Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are incurred as an expense as the corresponding service is provided. The liability is recognized for the amount expected to be paid for the short-term if there is a present legal or constructive obligation to pay and if the amount can be estimated reliably.

x)	Income taxes, including deferred taxes

Income tax payable on income, based on the applicable tax law in each jurisdiction, is recognized as an expense in the period in which profits arise. The tax expense represents the sum of the income tax currently payable and deferred income tax.

Nu Holdings is incorporated in the Cayman Islands which does not impose corporate income taxes or tax capital gains. In Brazil, the country in which the Group’s most significant subsidiaries operate, income tax is comprised of IRPJ (income tax for companies) and CSLL (social contribution on profits), with rates as shown below.

Tax	Rate (2025)	Rate (2024)
Income tax - IRPJ	15% plus a surcharge of 10% on taxable income exceeding R$240 thousand per year	15% plus a surcharge of 10% on taxable income exceeding R$240 thousand per year
Social contribution - CSLL	15%	15%

As of December 2025, the Group made the revaluation of deferred tax assets and liabilities on temporary differences due to the enactment of Complementary Law No. 224/2025 in Brazil, which amended the Social Contribution on Net Profit (CSLL) rates for payment institutions and credit, financing and investment companies regulated by Law No. 12,865/13. For payment institutions, the rates are 12% for the 2026 and 2027 period and 15% from 2028 onwards, while for credit, financing and investment companies, the rates are 17.5% for the 2026 and 2027 period and 20% from 2028 onwards.

Taxable profit differs from net profit as reported in the statement of income as it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Current tax liability for the current or prior period is measured at the amount expected to be paid to the tax authorities. The Group considers whether it is probable that a taxation authority will accept an uncertain tax treatment. If the Group considers probable that the taxation authority will accept an uncertain tax treatment, the Group determines the taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment used or planned to be used in its income tax filings. When the Group concludes that it is not probable that the taxation authority will accept an uncertain tax treatment, the effect of uncertainty is reflected in determining the related taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates using either of the following methods:

•	the most likely amount - the single most likely amount in a range of possible outcomes or;
•	the expected value - the sum of the probability-weighted amounts in a range of possible outcomes.

Deferred income tax is the tax expected to be payable or recoverable on income tax losses available to carry forward and on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. It is accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognized for all temporary taxable differences, and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the assets may be utilized as they reverse.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled, or the asset is realized based on rates enacted or substantively enacted at the balance sheet date. Deferred tax is charged or credited in the statement of income, except when it relates to items recognized in other comprehensive income or directly in equity, in which case the deferred tax is also recognized in other comprehensive income or directly in equity.

The Group reviews the carrying amount of deferred tax assets at each balance sheet date and reduces it to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax relating to fair value re-measurements of financial instruments accounted for at FVTOCI and cash flow hedging instruments is charged or credited directly to other comprehensive income and is subsequently recognized in the statement of income when the deferred fair value gain or loss is recognized in the statement of income.

Deferred and current tax assets and liabilities are only offset when they arise in the same tax reporting group and where there is both the legal right and the intention to settle on a net basis or to realize the asset and settle the liability simultaneously.

y)	Earnings per share

Basic earnings per share is calculated by dividing the profit attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the year, which excludes treasury shares.

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after income tax effect of interest and other financing costs associated with potentially dilutive ordinary shares, and the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all potentially dilutive ordinary shares.